5. Convertible Notes Payable (March 2019 Note)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 5 – CONVERTIBLE NOTES PAYABLE

On January 10, 2019, the Company entered into an unsecured convertible promissory note, with a principal amount of $126,000. The Company received net cash proceeds of $102,000 after an original issue discount of $21,000 and fees of $3,000. The convertible note bears interest at 8% and matures on January 10, 2020, with interest accruing at a rate of 22% if the Company is in default. Beginning six months after the issuance of the note, the holder may convert the note at any time through the maturity date into shares of common stock, to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. The conversion price is determined based on 85% of the lowest trading price during the 15 trading days prior to the conversion date. Unamortized discount and deferred financing costs were $18,739 as of March 31, 2019 related to this convertible note.

On February 7, 2019, the Company entered into an unsecured convertible promissory note, with a principal amount of $83,000. The Company received net cash proceeds of $80,000 after payment fees of $3,000. The convertible note bears interest at 8% and matures on February 7, 2020, with interest accruing at a rate of 22% if the Company is in default. Beginning six months after the issuance of the note, the holder may convert the note at any time through the maturity date into shares of common stock, to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. The conversion price is determined based on 65% of the lowest trading price during the 15 trading days prior to the conversion date. Unamortized discount and deferred financing costs were $2,573 as of March 31, 2019 related to this convertible note.